Income Taxes (Details) - Schedule of Loss Before Taxes on Income are Comprised - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) - Schedule of Loss Before Taxes on Income are Comprised [Line Items]
Domestic	$ (4,535)	$ (3,273)
Foreign Subsidiary	(6,447)	(1,978)
Total	$ (10,982)	$ (5,251)